CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Cash and cash equivalents	$ 25,218	$ 52,418
Restricted cash	3,901	1,222
Investments	15,391	16,755
Trade and settlement receivables, and other assets	9,446	3,283
Loan receivable	2,539	500
Total current assets	56,495	74,178
Non-current
Restricted cash	183	196
Trade and settlement receivables, and other assets	15,992	0
Investments	5,139	8,871
Investments in associated entities	42,394	0
Royalty and other property interests	83,355	18,496
Property and equipment	850	746
Reclamation bonds	1,060	456
Deferred financing charges	446	0
Deferred income tax asset	3,909	0
Total non-current assets	153,328	28,765
TOTAL ASSETS	209,823	102,943
Current
Accounts payable and accrued liabilities	2,967	3,618
Advances from joint venture partners	3,423	1,565
Loans payable	64,418	0
TOTAL LIABILITIES	70,808	5,183
SHAREHOLDERS' EQUITY
Capital stock	199,656	132,678
Reserves	31,306	26,433
Deficit	(91,947)	(61,351)
TOTAL SHAREHOLDERS' EQUITY	139,015	97,760
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 209,823	$ 102,943